Document and Entity Information	3 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	AMERICAN POWER CORP.
Entity Central Index Key	0001436174
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company